Consolidated Statements of Cash Flows (Parenthetical) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Cash Flows
Realized gain on sale of property		$ 2,582,339
Income tax reimbursements	$ 367,716	1,324,442
Spun-off Businesses
Consolidated Statements of Cash Flows
Realized gain on sale of property		$ 2,582,339